Capital Stock and Warrants - Outstanding Warrants to Purchase Shares of Common Stock (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Feb. 29, 2016	Nov. 30, 2014
Class of Warrant or Right [Line Items]
Shares Underlying Outstanding Warrants	80,656,302	28,274,910	22,011,265
Exercise Price		$ 0.42	$ 0.75
Exercise Price One [Member]
Class of Warrant or Right [Line Items]
Shares Underlying Outstanding Warrants	28,097,400
Exercise Price	$ 0.650
Expiration Date	2018-06
Exercise Price Two [Member]
Class of Warrant or Right [Line Items]
Shares Underlying Outstanding Warrants	22,011,265
Exercise Price	$ 0.750
Expiration Date	2019-11
Exercise Price Three [Member]
Class of Warrant or Right [Line Items]
Shares Underlying Outstanding Warrants	2,272,727
Exercise Price	$ 0.275
Expiration Date	2020-08
Exercise Price Four [Member]
Class of Warrant or Right [Line Items]
Shares Underlying Outstanding Warrants	28,274,910
Exercise Price	$ 0.420
Expiration Date	2021-02